Notes Payable (Details) - Schedule of notes payable - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 11, 2020
Debt Instrument [Line Items]
Outstanding Principal, Total	$ 2,266,374	$ 1,358,211	$ 1,434,576
Outstanding Principal, Less: Debt Discount		(15,547)
Outstanding Principal, Less: Debt Issuance Costs
Outstanding Principal, Less: Debt Total	1,895,248	1,342,664	1,434,576
Outstanding Principal, Less: Current Debt	(1,863,831)	(1,278,672)	(1,221,539)
Outstanding Principal, Total Long-Term Debt	31,417	63,992	213,037
The May 2020 PPP Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding Principal, Total			$ 412,500
Interest Rate			1.00%
Maturity Date, description			April 2022
The April 2020 PPP Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding Principal, Total	$ 198,577	198,577	$ 282,432
Interest Rate	1.00%		1.00%
Maturity Date, description	May 2022		May 2022
The October 2020 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding Principal, Total			$ 55,928
Interest Rate			14.00%
Maturity Date, description			July 2021
The November 2020 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding Principal, Total			$ 23,716
Interest Rate			14.00%
Maturity Date, description			May 2021
The February 2021 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding Principal, Total
Interest Rate			14.00%
Maturity Date, description			July 2021
The July 2021 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding Principal, Total
Interest Rate			10.00%
Maturity Date, description			October 2022
The December 2021 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding Principal, Total	$ 98,025	185,655
Interest Rate	10.00%		10.00%
Maturity Date, description	June 2023		June 2023
The Second December 2021 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding Principal, Total		313,979
Interest Rate			14.00%
Maturity Date, description			June 2022
Seller’s Choice Note [Member]
Debt Instrument [Line Items]
Outstanding Principal, Total		$ 660,000	$ 660,000
Interest Rate	30.00%		30.00%	9.50%
Maturity Date, description	September 2020		September 2020